BLACKROCK FUNDSSM

BlackRock Liquid Environmentally Aware Fund

(the “Fund”)

Supplement dated June 14, 2019 to the Direct Shares Prospectus, Direct Shares Summary

Prospectus and Statement of Additional Information of the Fund

BlackRock has renamed its online trading portal for its money market funds.

Consequently, effective August 19, 2019, all references to the BlackRock OnlineTM Trading Platform or BlackRock OnlineTM Treasury Management Platform are now references to Cachematrix® by BlackRock.

Shareholders should retain this Supplement for future reference.

ALLPR-LEAF-0619SUP